DEBT (Restated) - ICBC VIE Loans Narrative (Details) - USD ($)	1 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt			$ 1,878,061,000		$ 1,380,787,000
Golar Glacier Facility | Secured Debt
Debt Instrument [Line Items]
Total debt			177,176,000		185,600,000
Golar Snow Facility | Secured Debt
Debt Instrument [Line Items]
Total debt			178,566,000		0
Golar Kelvin Facility | Secured Debt
Debt Instrument [Line Items]
Total debt			182,540,000		0
Golar Ice Facility | Secured Debt
Debt Instrument [Line Items]
Total debt			$ 172,046,000		$ 0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited
Debt Instrument [Line Items]
Maturity period of debt		10 years
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Secured Debt
Debt Instrument [Line Items]
Total debt		$ 184,800,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Glacier Senior Facility | Secured Debt
Debt Instrument [Line Items]
Total debt		153,000,000
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Golar Glacier Junior Facility | Secured Debt
Debt Instrument [Line Items]
Total debt		$ 31,800,000
Interest rate		6.00%
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 182,600,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate	6.00%
Debt instrument, face amount	$ 22,600,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 160,000,000.0
Senior loan facility term	10 years
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1405 Limited | Golar Kelvin Facility | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate	6.00%
Debt instrument, face amount	$ 182,500,000.0
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1406 Limited | Golar Ice Facility | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate				3.00%
Debt instrument, face amount				$ 172,000,000.0